Accounts Receivable (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit Loss [Abstract]
Beginning balance	$ 906,138	$ 651,248
Provision for doubtful accounts	131,659	254,890
Ending balance	$ 1,037,797	$ 906,138